Condensed Consolidated Interim Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents (including restricted cash)	$ 14,529	$ 27,158
Accounts receivable (note 6)	5,981	10,177
Inventories (note 7)	2,471	3,037
Prepaid expenses	1,048	1,182
Total current assets	24,029	41,554
Long-term investments (note 8)	46,084	42,714
Property, plant and equipment (note 9)	5,332	5,605
Operating lease right-of-use assets	1,446	1,756
Other long-term assets	432	2,380
Total assets	77,323	94,009
Current liabilities:
Accounts payable and accrued liabilities (note 10)	15,808	17,933
Warrant liabilities (note 12)	9,210	0
Current portion of operating lease liabilities	532	493
Current portion of long-term debt (note 11)	0	2,924
Current portion of warranty liability	127	199
Total current liabilities	25,677	21,549
Long-term operating lease liabilities	990	1,292
Warranty liability	941	966
Other long-term liabilities	1,390	1,389
Total liabilities	28,998	25,196
Share capital (note 13):
Unlimited common and preferred shares, no par value 18,995,734 (2025 - 17,351,005) common shares issued and outstanding	1,247,185	1,246,793
Other equity instruments	9,006	8,968
Additional paid in capital	11,516	11,516
Accumulated deficit	(1,177,973)	(1,157,901)
Accumulated other comprehensive loss	(41,409)	(40,563)
Total shareholders' equity	48,325	68,813
Total liabilities and shareholders' equity	77,323	94,009
Commitments and contingencies (note 15)